Risk management and financial instruments - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) (Recurring, Level 2, USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Interest Rate Swap | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	$ 5.4	$ 0
Interest rate swaps	47.6	69.5
Interest Rate Swap | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	5.4	0
Interest rate swaps	47.6	69.5
Currency Forward Contracts | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Currency forward contracts	0.8	3.2
Currency forward contracts	1.0	0
Currency Forward Contracts | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Currency forward contracts	0.8	3.2
Currency forward contracts	1.0	0
Cross Currency Interest Rate Contract | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross Currency Swap	13.1	0
Cross Currency Interest Rate Contract | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross Currency Swap	$ 13.1	$ 0